Equity - Reserves (Details) - Schedule of Movements in Class of Reserve	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 USD ($)
Schedule of Movements in Class of Reserve [Line Items]
Beginning balance	$ (840,137)		$ (271,512)		$ (276,592)
Re-measurement of defined benefit plans	9,560	6,539	366,517		(34,197)
Re-allocation between accumulated losses and foreign currency reserve	(511,368)	(349,776)	(935,142)		39,277
Ending balance	(1,341,945)	$ (917,890)	(840,137)		(271,512)
Re-measurement of defined benefit plans reserve [Member]
Schedule of Movements in Class of Reserve [Line Items]
Beginning balance	(142,432)		(508,949)		(474,752)
Re-measurement of defined benefit plans	9,560		366,517		(34,197)
Re-allocation between accumulated losses and foreign currency reserve
Ending balance	(132,872)		(142,432)		(508,949)
Foreign currency reserve [Member]
Schedule of Movements in Class of Reserve [Line Items]
Beginning balance	(697,705)		237,437		198,160
Re-measurement of defined benefit plans
Re-allocation between accumulated losses and foreign currency reserve	(511,368)		(935,142)		39,277
Ending balance	$ (1,209,073)		$ (697,705)		$ 237,437